Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ (1,415)	€ (1,207)	€ (548)
Other operating income	696	825	484
Other operating income/(expenses), net related to the Regeneron Alliance	(926)	(633)	(221)
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	164	82	4
Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(1,001)	(681)	(211)
Antibodies Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(727)	(253)	(177)
Antibodies Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	75	21	0
Antibodies Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	(349)	(449)	(388)
Immuno-oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	89	62	4
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous other operating expense	€ (14)	€ (14)	€ (14)